Financial Instruments - Interest bearing loans and borrowings (Details)	3 Months Ended					9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Oct. 30, 2025 EUR (€)	Oct. 30, 2025 USD ($)	Oct. 20, 2025 EUR (€)	Oct. 20, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Borrowing costs capitalised			€ 1,800,000			€ 25.7
Net gain on refinancing	€ 0		€ 0	€ 10,300,000	€ 4,100,000	0	€ 14,400,000
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 584,700,000					€ 584,700,000			$ 620		$ 679	$ 686,100,000
Interest rate	2.50%					2.50%		250.00%	250.00%			2.50%
Repayments of non-current borrowings	€ 5,900,000	$ 6,900,000
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%					1.00%						1.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553,200,000					€ 553,200,000		€ 880		€ 553.2
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130,000,000					€ 130,000,000				€ 130
Interest rate	2.75%					2.75%		250.00%	250.00%			2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 2,057,200,000					€ 2,057,200,000							€ 2,121,800,000
Carrying value	2,016,900,000					2,016,900,000							2,083,300,000
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0					0							0
Carrying value	(27,300,000)					(27,300,000)							(32,600,000)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,244,000,000					1,244,000,000							1,315,700,000
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,274,500,000					1,274,500,000							1,353,600,000
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	200,000					200,000							200,000
Carrying value	200,000					200,000							200,000
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800,000,000.0					800,000,000.0							800,000,000.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 782,500,000					€ 782,500,000							€ 768,000,000.0